Financial risks (Tables)	12 Months Ended
Dec. 31, 2017
Financial risks
Schedule of effect on profit/loss and equity of reasonably likely change in financial variable
	2017		2016
	Fluctuation	Effect	Fluctuation	Effect
USD	+/– 10%	10,065	+/– 10%	9,531
Interest rate	+/– 100 b p	5,562	+/– 100 b p	4,728

Schedule of contractual maturity

DKK thousand	<6 months	6<12 months	1 - 5 years	Total
Trade payables	29,428	0	0	29,428
Royalty bond repayments	1,401	1,347	132,986	135,734
Interest payments on royalty bond	7,249	7,302	35,140	49,691
Other	36,396	0	0	36,396

Total financial liabilities at December 31, 2017	74,474	8,649	168,126	251,249

Trade payables	19,739	0	0	19,739
Royalty bond repayments	0	3,365	349,275	352,640
Interest payments on royalty bond	16,550	16,550	121,800	154,900
Other	29,636	0	0	29,636

Total financial liabilities at December 31, 2016	65,925	19,915	471,075	556,915

Schedule of financial instrument carried at fair value

DKK thousand	2017	2016
Categories of financial instruments
Trade receivables	21,632	11,510
Income tax receivable	5,500	5,500
Other receivables	4,979	5,379
Restricted cash	5,892	318,737
Cash and cash equivalents	588,718	323,330

Loan and receivables	626,721	664,456

Securities	75,111	0
Other investments	9,312	0

Financial assets measured at fair value	84,423	0

Royalty bond	135,734	332,243
Trade payables	29,428	19,739
Other liabilities	43,608	64,450

Financial liabilities measured at amortized cost	208,770	416,432

Schedule of fair value of financial liabilities
	2017		2016
DKK thousand	Carrying amount	Fair value	Carrying amount	Fair value
Royalty bond	135,734	139,991	332,243	356,626